Deferred Charges, Net	9 Months Ended
Sep. 30, 2017
Deferred Charges Net
Deferred Charges, Net

6.	Deferred Charges, net:

The movement in deferred charges in the accompanying consolidated balance sheets are as follows:

Special Survey Costs
Balance, January 1, 2017	$358
Amortization of special survey costs	(54)
Balance, September 30, 2017	$304

The amortization of the special survey costs is separately reflected in the accompanying unaudited interim consolidated statements of comprehensive income / (loss).